Fair Value Measurement (Level 3 Rollforward) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Asset			$ 79,733
Derivative Asset	$ 52,652		52,652
Commodity Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Asset		$ 1,710		$ 330
Derivative Liability	(3,958)		(5,756)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	590	43	632	(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0	0	0	1,450
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	1,417	(139)	3,173	(165)
Derivative Asset		$ 1,614		$ 1,614
Derivative Liability	$ (1,951)		$ (1,951)